Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses consist of the following (in thousands):

	March 31, 2014	December 31, 2013
Compensation and other employee related costs	$8,322	$8,715
Contributions withheld for Employee Stock Purchase Plan	2,330	976
Royalties	1,418	1,184
Clinical and regulatory costs	215	327
Government grants	971	974
Rent	2,007	1,893
Other	1,771	2,255

	$17,034	$16,324

Accrued expenses consist of the following (in thousands):

	December 31,
	2013	2012
Compensation and other employee related costs	$8,715	$6,216
Contributions withheld for Employee Stock Purchase Plan	976	—
Royalties	1,184	909
Clinical and regulatory costs	327	338
Government grants	974	933
Rent	1,893	1,250
Other	2,255	1,113

	$16,324	$10,759